Average Annual Total Returns - FidelitySeriesAll-SectorEquityFund-PRO - FidelitySeriesAll-SectorEquityFund-PRO - Fidelity Series All-Sector Equity Fund	Mar. 30, 2024
Fidelity Series All-Sector Equity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	30.59%
Past 5 years	17.63%
Past 10 years	12.36%
Fidelity Series All-Sector Equity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	28.83%
Past 5 years	14.29%
Past 10 years	8.54%
Fidelity Series All-Sector Equity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	19.18%
Past 5 years	13.51%
Past 10 years	8.83%
RS001
Average Annual Return:
Past 1 year	26.53%
Past 5 years	15.52%
Past 10 years	11.80%